Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

18. Subsequent Events

Reverse Stock Split

On April 28, 2026, the stockholders of the Company collectively approved an amendment to the Company’s Certificate of Incorporation, as amended and restated, to effect a reverse stock split (the “Reverse Stock Split”) of the Company’s outstanding Class A Common Stock and Class B Common Stock at a ratio of 1-for-20 effective on May 8, 2026.

No cash or fractional shares were issued in connection with the Reverse Stock Split, and instead the Company rounded up to the next whole share in lieu of issuing fractional shares that would have been issued in the reverse split. Proportional adjustments were made to the number of shares of Class A Common Stock issuable upon exercise or conversion of the Company’s outstanding stock options and warrants, the exercise price or conversion price (as applicable) of the Company’s outstanding stock options and warrants, and the number of shares reserved for issuance under the Company’s equity incentive plan. All Class A and Class B Common Stock share and per share information included in this Quarterly Report on Form 10-Q has been retroactively adjusted to reflect the impact of the Reverse Stock Split.

Exchange Agreements

Subsequent to March 31, 2026, on April 15, 2026, April 29, 2026 and May 8, 2026, the Company entered into exchange agreements with Agile on substantially similar terms as the Agile Exchange Agreement pursuant to which the Company issued an aggregate of approximately 74,948 shares of its Class A Common Stock at conversion prices per share of $5.82 and $12.40, respectively, in exchange for aggregate reductions of approximately $540 in the outstanding balance of the March Agile Note. Following these exchanges, the outstanding balance of the March Agile Note was reduced to approximately $639.

Vesting of Employee Awards

On April 2, 2026 the Company modified the terms of the CEO Award and issued 22,300 shares of Class B Common Stock to the Company’s CEO, of which, approximately 14,867 shares relate to a tranche of the CEO Award vesting upon achieving a market capitalization threshold, and the remaining 7,433 shares relate to the CEO’s 2025 bonus payment. See Note 15 – Stock-Based Compensation.

Yorkville Advanced Notice Settlements and Conversions

Between April 24, 2026 and May 6, 2026, the Company issued Advance Notices to Yorkville pursuant to the SEPA in which the Company requested the purchase of approximately 155,000 shares of the Company’s Class A Common Stock at an aggregate gross value of approximately $896, and net proceeds of approximately $368 were applied against the outstanding Yorkville Convertible Notes.

CP BF Letter Agreement

The Conversion Price of CP BF Convertible Note was proportionately adjusted to reflect the Reverse Stock Split effective at the close of business on May 8, 2026, pursuant to Section 2.3(a)(i) of the Note. On May 15, 2026, the Company, the Guarantors and CP BF entered into a letter agreement (the “Floor Price Amendment”), further amending the Loan Agreement and the Note. Pursuant to the Floor Price Amendment, the Floor Price applicable to the Conversion Price under the Note was reduced from $50.00 (as adjusted for the Reverse Stock Split) to $4.50 (on a post-Reverse Stock Split basis). For the avoidance of doubt, the Conversion Price remains equal to 95% of the price of the Class A Common Stock on the Trading Day immediately preceding delivery of any Conversion Notice, subject to the Floor Price as amended by the Floor Price Amendment.

1800 Diagonal Issuance

On May 4, 2026, the Company issued the thirteenth promissory note for an aggregate principal amount of approximately $206 and received net proceeds of approximately $150, after discount and transaction fees. The note has a maturity date of January 30, 2027, and bears interest at 14%.

Venture Issuance and Payoff

On March 31, 2026, the Company executed a promissory note for an aggregate principal amount of approximately $487 and on April 8, 2026 received net proceeds of approximately $333, after discount and transaction fees. The note has a maturity date of August 18, 2026, and bears interest at 198.5% per annum. The Company paid off this note on May 6, 2026.

TVT Capital Issuance

On April 28, 2026, the Company executed a promissory note for an aggregate principal amount of approximately $834 and received net proceeds of approximately $579, after discount and transaction fees. The note has a maturity date of January 5, 2027, and bears interest at 106.71% per annum.

Common Stock Issuances

3i, LP Conversions

Between April 2, 2026 and May 12, 2026, the Buyer exercised its contractual conversion option multiple times under the February 3i Note and received an aggregate of approximately 145 thousand shares of Class A Common Stock at conversion prices per share ranging from $5.08 to $15.39 in satisfaction of approximately $1.2 million of the Company’s obligations under the respective Notes.

1800 Diagonal Conversions

Between May 5, 2026 and May 11, 2026, the Lender exercised its contractual conversion option multiple times under the November 1800 Diagonal Note and September 1800 Diagonal Note and received an aggregate of approximately 36 thousand shares of Class A Common Stock at conversion prices ranging from $3.303 to $4.520 in satisfaction of approximately $136 thousand of the Company’s obligations under the respective Notes.

19. Subsequent Events

Exchange Agreements

Subsequent to December 31, 2025, on January 27, 2026, February 9, 2026, February 25, 2026, and March 30, 2026, the Company entered into exchange agreements with Agile pursuant to which the Company issued an aggregate of approximately 29,306 shares of its Class A Common Stock in exchange for aggregate reductions of approximately $660,000 in the outstanding balance of the March Agile Note. Following these exchanges, the outstanding balance of the March Agile Note was reduced to approximately $1.3 million.

Vesting of Employee Awards

On March 31, 2026, approximately 34,200 RSUs granted to employees vested into shares of Class A Common Stock. In addition, the Company will issue 18,845 shares of Class B Common Stock to the Company’s CEO, of which, approximately 12,563 shares relate to a tranche of the CEO Award vesting upon achieving a market capitalization threshold, and the remaining 6,282 shares relate to the CEO’s 2025 bonus payment. See Note 16, Stock-Based Compensation.

Yorkville Advanced Notice Settlements and Conversions

Between January 1, 2026 and March 31, 2026, the Company issued Advance Notices to Yorkville pursuant to the SEPA in which the Company requested the purchase of approximately 31,750 shares of the Company’s Class A Common Stock at an aggregate gross value of approximately $700 thousand, and net proceeds of approximately $670 thousand were applied against the outstanding Yorkville Convertible Notes.

Private Placement Offering (3i, LP)

On February 13, 2026, the parties held an additional closing pursuant to the terms of the Purchase Agreement (the “February Closing”). The Company issued an additional note in the original principal amount of $2,333,333, with an initial conversion price equal to $22.20 per share and issuance date of February 13, 2026 (the “February 3i Note,” together with the August Note, the October Note, and the Initial Note, are collectively referred to herein as the “Notes”), and additional warrants to purchase up to 21,021 shares of Common Stock, at an initial exercise price equal to $50.00 per share (the “February Warrants,” together with the August Warrant, the October Warrants, August Warrants and the Initial Buyer Warrants, are collectively referred to herein as the “Buyer Warrants”), in the February Closing. The February Note matures on February 13, 2027. Other than the maturity date of the February Note and February Warrants, respectively, the February Note and February Warrants have the same terms as those issued on the August Closing, the October Closing and the Initial Closing Date. Upon the issuance of the February Note, the Company received proceeds of approximately $1.6 million, net of original issue discount and issuance fees and costs.

The February Note was issued with an original issue discount of 10.0% (the “OID”), as were the other Notes issued on the August Closing, the October Closing and the Initial Closing Date and accrue interest at a rate of 10.0% per annum. The Notes mature 12 months from the date of issuance (the “Maturity Date”), unless extended pursuant to the terms thereof. The Notes are convertible (in whole or in part) at any time prior to the Maturity Date into the number of shares of Common Stock equal to quotient of the Conversion Amount divided by (y) the Conversion Price (the “Conversion Rate”). At no time may the Buyer hold more than 4.99% (or up to 9.99% at the election of the Buyers pursuant to the Notes) of the outstanding Common Stock. The conversion price of the October Note is subject to a floor price of $5.08.

1800 Diagonal Issuance

On January 12, 2026 and March 17, 2026, the Company issued the eleventh and twelfth promissory notes (the “January 1800 Diagonal Note and “March 1800 Diagonal Note,” respectively) for an aggregate principal amount of approximately $296 thousand and $180 thousand, respectively, and received net proceeds of approximately $250 thousand and $157 thousand, respectively, after discount and transaction fees. The notes have maturity dates of October 15, 2026 and December 15, 2026, respectively and bear interest at 14% per annum.

Common Stock Issuances

3i, LP Conversions

Between January 1, 2026 and March 31, 2026, the Buyer exercised its contractual conversion option multiple times under the August 3i Note, the October 3i Note, and the February 3i Note and received an aggregate of approximately 144 thousand shares of Class A Common Stock at conversion prices per share ranging from $16.60 to $22.00 in satisfaction of approximately $2.7 million of the Company’s obligations under the respective Notes.

1800 Diagonal Conversions

Between January 1, 2026 and March 31, 2026, the Lender exercised its contractual conversion option multiple times under the July 1800 Diagonal Note and September 1800 Diagonal Note and received an aggregate of approximately 24 thousand shares of Class A Common Stock at conversion prices ranging from $16.50 to $18.60 in satisfaction of approximately $392 thousand of the Company’s obligations under the respective Notes.

At the Market Offering

Subsequent to December 31, 2025, the Company issued approximately 107 thousand shares under the ATM Agreement for net proceeds of approximately $2.7 million. The aggregate market value of the shares of Class A Common Stock eligible for sale under the ATM Prospectus Supplement is approximately $1.5 million as of March 31, 2026, which is based on the limitations of General Instruction I.B.6 of Form S-3.

Transaction Announcement

On March 23, 2026, the Company announced that it reached an agreement on terms to acquire assets of ConnectAndSell, Inc. (“ConnectAndSell”), an AI-powered sales enablement platform serving B2B organizations across financial services, healthcare, technology, and other industries. The acquisition is expected to increase Banzai’s annual revenue by approximately $15 million. The two companies have executed a non-binding letter of intent, and the final transaction is expected to close in early second quarter 2026, subject to execution of a definitive agreement and closing conditions.